No_Load | Sparrow Growth Fund
Investment Objective
The investment objective of the Sparrow Growth Fund is long-term capital appreciation.
Fees and Expenses of the Fund’s No-Load Class
This table describes the fees and expenses that you may pay if you buy and hold No-Load Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	No_Load Sparrow Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	No_Load Sparrow Growth Fund
Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.93%
Total Annual Fund Operating Expenses	2.18%

Example

The example below is intended to help you compare the cost of investing in the Fund’s No-Load Class with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s No-Load Class for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s No-Load Class’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
No_Load | Sparrow Growth Fund | USD ($)	221	682	1,169	2,513

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 116.66% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund typically invests in a broad range of foreign and U.S. common stocks which Sparrow Capital Management, Inc., the Fund’s adviser, believes have above-average prospects for appreciation, based on a proprietary investment model developed by the adviser. The model looks at a variety of factors to select stocks that the adviser believes demonstrate strong earnings momentum. These growth momentum factors include expanding profit margins, accelerating earnings, positive earnings surprises, positive earnings estimate revisions, and positive relative price strength.

The Fund may invest in stocks of all market capitalization ranges based on the adviser’s assessment of the relative opportunities and risks of each category. The Fund may invest without limitation in stocks of foreign issuers operating in developed or emerging markets through American Depositary Receipts (“ADRs”). The Fund may also invest without limitation in one or more underlying investment companies whose investments conform to the Fund’s investment limitations or investment policies, such as open-end mutual funds and exchange-traded funds (“ETFs”) that invest in equity securities represented by various indices (including foreign indices). Stocks are sold when there is a significant decline in earnings momentum, a better stock is found, or a significant breakdown in relative price performance occurs.

The Fund may invest up to 15% of its assets in corporate and government bonds that are rated investment grade at the time of purchase (BBB/Baa or higher by S&P or Moody’s or, unrated, but determined to be of comparable quality by the adviser).

Principal Risks of Investing in the Fund

All mutual funds carry a certain amount of risk. The Fund is not a complete investment program. As with any mutual fund investment, the Fund’s returns will vary and you could lose money. The following are the principal risks of investing in the Fund:

•	Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets and could cause the Fund’s share price to fall.

•	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

•	Growth Style Investing Risk. If the adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

•	Management Risk. If the adviser’s assessment of the prospects for individual securities is incorrect, it could result in significant losses in the Fund’s investment in those securities, which can also result in possible losses overall for the Fund.

•	Mid Cap Risk. Stocks of mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

•	Small Cap Risk. To the extent the Fund invests in small-cap companies, the Fund will be subject to additional risks. These include:

- The earnings and prospects of smaller companies are more volatile than larger companies.

- Smaller companies may experience higher failure rates than do larger companies.

- The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

- Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

•	Fixed Income Risk. The issuer of a bonds may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. The value of fixed income securities generally decreases when interest rates rise and increases when interest rates fall.

•	Foreign and Emerging Markets Securities Risk. Common stocks of companies in foreign countries may experience more rapid and extreme changes in value than securities of U.S. companies because the securities markets of many foreign countries are relatively smaller than those in the U.S. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities. To the extent that the Fund invests in securities of foreign companies located in emerging markets, it will be subject to additional risks that can increase the potential for losses in the Fund.

•	Sector Risk. If the Fund’s portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

•	ETF and Other Investment Company Risk. When the Fund invests in ETFs and other investment companies, it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying ETF or other investment company. Therefore, the Fund will incur higher expenses. In addition, ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (iv) the ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviating of the ETF’s returns from that of the index.

•	Portfolio Turnover Risk. The Fund may experience high portfolio turnover. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce taxable distributions, significant portions of which are short term capital gains that are taxable as ordinary income.

Is the Fund Right for You?

The Fund may be suitable for:

•	Long-term investors seeking a mutual fund with a growth investment strategy
•	Investors willing to accept price fluctuations in their investment
•	Investors who can tolerate the risks associated with common stocks

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund’s No-Load Class by showing changes in the Fund’s No-Load Class’s performance from year to year and by showing how the Fund’s No-Load Class’s average annual returns for 1-year, 5-year and 10-year periods and for the life of the Fund compare with those of a broad measure of market performance. To obtain updated performance information, please call (888) 727-3301. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

No-Load Class Annual Total Returns as of December 31st

2006 14.86%

2007 9.13%

2008 -46.45%

2009 19.93%

2010 13.45%

2011 4.51%

2012 12.07%

2013 37.67%

2014 1.07%

2015 -0.73%

* The Fund’s No-Load Class year-to-date performance as of September 30, 2016 was 3.89%.

During the period shown in the chart for the No-Load Class, the highest return for a quarter was 17.35% (quarter ended March 31, 2012); and the lowest return was -26.87% (quarter ended December 31, 2008). Prior to October 1, 2008, the Fund’s No-Load Class shares were called Class C shares, and the fee structure was changed. Those shares sold before October 1, 2008 were subject to a contingent deferred sales load, which is not reflected in returns set forth in the bar chart above. If the contingent deferred sales load was included, the returns would be less than those shown. The Fund’s current Class C share class is offered under a separate prospectus.

Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Total Returns - Sparrow Growth Fund - No_Load	1 Year	5 Years	10 Years
No Load	0.73%	10.10%	3.98%
No Load | After Taxes on Distributions	1.34%	9.46%	3.64%
No Load | After Taxes on Distributions and Sales	0.10%	7.98%	3.11%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Fund’s No-Load Class, and after-tax returns for other classes will vary.

The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.